Long-Term Debt - Schedule of Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 21,453	$ 20,982
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	21,560	$ 21,090
Gross carrying amount | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,343
Gross carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	4,887
Gross carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	4,383
Gross carrying amount | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,138
Gross carrying amount | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,530
Gross carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 8,279